Employee benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amounts recognized in accumulated other comprehensive loss
Amounts recognized in AOCI attributable to Noncontrolling interests	$ (3)	$ (3)	$ (7)
Defined pension benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1	12,063	12,063
Service cost	243	249	221
Interest cost	409	373	396
Contributions by plan participants	81	81
Benefit payments	(632)	(612)
Benefit obligations of businesses acquired (divested)	(27)	7
Actuarial (gain) loss	1,536	(273)
Plan amendments and other	(64)	(50)
Exchange rate differences	(1,254)	225
Benefit obligation at December 31	12,355	12,063	12,063
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	10,930	10,282
Actual return on plan assets	918	621
Contributions by employer	308	403
Contributions by plan participants	81	81
Benefit payments	(632)	(612)
Plan assets of businesses acquired (divested)	(25)
Plan amendments and other	(68)	(57)
Exchange rate differences	(1,047)	212
Fair value of plan assets at December 31	10,465	10,930	10,282
Funded status-underfunded	1,890	1,133
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	(2,765)	(2,050)	(2,574)
Prior service (cost) credit	2	(21)	(32)
Amount recognized in OCI and NCI	(2,763)	(2,071)	(2,606)
Taxes associated with amount recognized in OCI and NCI	652	459	631
Amount recognized in OCI and NCI, net of tax	(2,111)	(1,612)	(1,975)
Other postretirement benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1	236	281
Service cost	1	1	1
Interest cost	10	9	11
Benefit payments	(14)	(15)
Actuarial (gain) loss	14	(41)
Plan amendments and other		2
Exchange rate differences	(2)	(1)
Benefit obligation at December 31	245	236	281
Defined Benefit Plan, Change in Fair Value of Plan Assets
Contributions by employer	14	15
Benefit payments	(14)	(15)
Funded status-underfunded	245	236
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	(39)	(25)	(69)
Prior service (cost) credit	16	24	33
Amount recognized in OCI and NCI	(23)	(1)	(36)
Amount recognized in OCI and NCI, net of tax	$ (23)	$ (1)	$ (36)